UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04404
                                                     ---------

                         Weiss, Peck & Greer Funds Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)

                     One New York Plaza, New York, NY 10004
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                            Joseph Reardon, Secretary

                               One New York Plaza

                               New York, NY 10004
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-908-9882

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. SCHEDULE OF INVESTMENTS

               WPG INTERMEDIATE MUNICIPAL BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------

               ALABAMA (4.1%)
               Mobile Alabama Water & Sewer Revenue
     670,000   5.25% Due 1/1/2013                                       744,437

               CALIFORNIA (6.3%)
               Bay Area Toll Authority California Toll
               Bridge Revenue San Francisco Bay Area-
               Series D
     180,000   5.13% Due 4/1/2013                                       197,170

               California Economic Development Authority
               Ser A
     500,000   5.00% Due 8/15/2017                                      553,390

               Los Angeles County California Metropolitan
               Transportation Authority Sales Tax Revenue
               Refunding-Proposition A First Tier
               Senior-Series A (FSA Insured)
     350,000   5.00% Due 7/1/2014                                       386,834

               COLORADO (0.9%)
               Westminster Colorado Multifamily Revenue
               Refunding Housing Oasis Wexford Apts Project
     155,000   5.35% Due 12/1/2025                                      157,302

               GEORGIA (2.8%)
               Savannah Economic Development Authority
               College of Art & Design Inc Project Revenue
               Bonds
     500,000   5.80% Due 10/1/2005                                      508,825

               ILLINOIS (15.6%)
               Chicago O'Hare International Airport Revenue
               Refunding-2nd Lien Series C (MBIA Insured)
   1,000,000   5.75% Due 1/1/2009                                     1,116,690

               DuPage & Cook Counties Community Unit School
               District #205
     570,000   5.00% Due 1/1/2013                                       629,138

               Illinois State Sales Tax
     350,000   5.25% Due 6/15/2014                                      392,049

               Illinois State Sales Tax Revenue
     600,000   5.50% Due 6/15/2009                                      670,026

               INDIANA (5.8%)
               Indiana Health Facilities Financing Authority
     500,000   1.77% Due 12/1/2029                                      500,000

               Indianapolis Indiana Local Public Improvement
               Bond Bank Series A (MBIA Insured)
     500,000   5/00% Due 7/1/2009                                       548,555

               WPG INTERMEDIATE MUNICIPAL BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

               LOUISIANA (8.7%)
               Louisiana State Office Facilities Corporate
               Lease Revenue Capital Complex Program (AMBAC
               Insured)
     750,000   5.00% Due 5/1/2012                                       825,668

               New Orleans Louisiana Public Improvement
               General Obligation (FSA Insured)
     630,000   7.20% Due 11/1/2008                                      742,361

               MICHIGAN (0.5%)
               Michigan State Building Authority Revenue
               Chippewa Correctional Facilities Escrowed To
               Maturity
     100,000   7.25% Due 10/1/2004                                      100,000

               NEBRASKA (1.2%)
               Nebraska Investment Finance Authority Multi
               Family Revenue Refunding Housing Wycliffe
               West-Series A
     220,000   5.50% Due 12/1/2025                                      221,795

               NEW JERSEY (2.9%)
               Arlington Arms Financing Corporation New
               Jersey Mortgage Revenue Arlington Arms
               Apartments Section 8 (FHA Insured)
     315,000   10.25% Due 3/1/2025                                      327,600

               Burlington County Bridge Authority
     185,000   5.00% Due 8/15/2017                                      199,164

               NEW YORK (20.0%)
               Metropolitan Transportation Authority - New
               York City Transitional Triborough Bridge &
               Tunnel Authority Series A (AMBAC Insured)
     750,000   5.63% Due 1/1/2012                                       842,843

               New York City Transitional Finance Authority
               Revenue Bonds Series A
     500,000   5.50% Due 11/1/2026                                      567,515

               New York State Urban Development Corporate
               Revenue
     300,000   5.25% Due 1/1/2021                                       327,792

               New York State Dormitory Authority Revenue
               Series B
     500,000   5.25% Due 11/15/2023                                     553,505

               New York State Environmental Facilities
               Corporation State Clean Water And Drinking
               Water Revolving Funds Revenue Bonds
               Series B
     100,000   5.25% Due 6/15/2014                                      114,329

               New York State Power Authority Series A
     200,000   5.00% Due 11/15/2013                                     223,802

               New York State Thruway Authority State
               Personal Income Tax Revenue Transportation
               Series A
     820,000   5.50% Due 3/15/2013                                      925,624

               New York City General Obligation Bonds 1994
               Series A, Subseries A-4
     100,000   1.77% Due 8/1/2021                                       100,000

               WPG INTERMEDIATE MUNICIPAL BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

               OKLAHOMA (5.0%)
               Oklahoma County Oklahoma Home Finance
               Authority Single Family Refunding Subordinated
               Mortgage Revenue Series B
   1,625,000   0% Due 7/1/2012                                          900,104

               RHODE ISLAND (3.8%)
               Rhode Island Housing & Mortgage Finance
               Corporation Multi Family Housing Revenue
               Series A (AMBAC Insured)
     675,000   5.70% Due 7/1/2007                                       699,212

               TEXAS (16.2%)
               Arlington Texas School District General
               Obligation
     500,000   5.00% Due 2/15/2011                                      539,315

               Garland Texas Tax & Revenue Certificates of
               Obligation
     540,000   5.25% Due 2/15/2016                                      592,807

               Lower Colorado River Authority Texas Revenue
               Prerefunded
     250,000   6.25% Due 5/1/2007                                       283,452

               Lower Colorado River Authority Texas Revenue
               Refunding Improvement (FSA Insured)
     500,000   5.00% Due 5/15/2012                                      545,925

               San Antonio Texas General Obligation
     400,000   Due 5.65% Due 2/1/2013                                   443,780

               Texas State Water Financial Assistance Series A
               General Obligation
     500,000   5.20% Due 8/1/2015                                       536,415

               WASHINGTON (5.3%)
               Lynnwood Washington Water & Sewer Revenue
               Refunding (FGIC Insured)
     250,000   6.00% Due 12/1/2007                                      277,508

               Snohomish County School District No 006
     600,000   5.70% Due 12/1/2012                                      697,722

               TOTAL INVESTMENTS (COST $17,179,507)                  17,992,651

               NET OTHER ASSETS                                         161,328
                                                                     ----------
               TOTAL NET ASSETS                                      18,153,979
                                                                     ==========

               WPG INTERMEDIATE MUNICIPAL BOND FUND
               INDUSTRY CONCENTRATIONS
  % OF NET
   ASSETS                                                               VALUE
------------                                                         ----------
       18.8%   Special Tax ........................................  $    3,394
       11.7%   Transportation .....................................       2,122
       10.0%   School District ....................................       1,817
        9.6%   Local General Obligations ..........................       1,742
        9.2%   Annual Appropriation ...............................       1,664
        8.5%   Water/Sewer/Utility ................................       1,539
        7.9%   Multi-Family Housing ...............................       1,430
        6.5%   Pre-Refunded .......................................       1,176
        5.0%   Cashflow Notes .....................................         900
        4.2%   Public Power .......................................         750
        4.0%   Escrowed-to-Maturity ...............................         724
        2.9%   General Obligations ................................         524
                                                                     ----------
       98.3%   Total Investments ..................................      17,782
        1.7%   Other Assets in Excess of Liabilities ..............         315
                                                                     ----------
      100.0%   Total Net Assets ...................................  $   18,097
                                                                     ==========

               WPG GOVERNMENT MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               US GOVERNMENT AGENCY OBLIGATIONS (79.0%)
               FEDERAL HOME LOAN BANK (57.9%)
  10,000,000   Discount Note Due 10/1/2004                           10,000,000
  15,000,000   Discount Note Due 10/4/2004                           14,997,925
  10,000,000   Discount Note Due 10/5/2004                            9,998,122
   5,000,000   Discount Note Due 10/7/2004                            4,998,600
  15,000,000   Discount Note Due 10/15/2004                          14,990,141
                                                                     ----------
                                                                     54,984,788
                                                                     ----------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (21.1%)
  20,000,000   Discount Note Due 10/8/2004                           19,994,050
                                                                     ----------
               TOTAL US GOVERNMENT AGENCY NOTES
                 (Cost $74,978,839)                                  74,978,838
                                                                     ----------

  19,893,000   REPURCHASE AGREEMENT (21.0%)
                 (Cost $19,893,000)
                 Lehman Brothers 1.720% Due 10/1/04 with a
                 maturity value of $19,895,852 (collateralized
                 by $16,945,000 United States Treasury Bond
                 6.375% Due 8/15/27, with value of $20,347,238)      19,893,000
                                                                     ----------

               TOTAL INVESTMENTS (100.0%) (COST $94,871,839)         94,871,838
               NET OTHER ASSETS (0.0%)                                      151
                                                                     ----------
               TOTAL NET ASSETS (100.0%)                             94,871,989
                                                                     ==========

               WPG QUANTITATIVE EQUITY FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER
 OF SHARES                                                              VALUE
------------                                                         ----------
               AEROSPACE/DEFENSE (1.3%)
       3,700   Boeing                                                   190,994
                                                                     ----------

               BANKING/FINANCIAL (5.1%)
      10,492   Bankamerica Corp.                                        454,618
       3,450*  National City Corp.                                      133,239
       3,300   Wachovia Corp                                            154,935
                                                                     ----------
                                                                        742,792
                                                                     ----------

               BASIC INDUSTRIES (3.8%)
       4,550   Georgia Pacific Corp.                                    163,573
       4,500   Kimberly-Clark Corp                                      290,655
       5,850   Owens Illinois Inc                                        93,600
                                                                     ----------
                                                                        547,828
                                                                     ----------

               BASIC MATERIALS (1.3%)
       3,050   PPG Industries, Inc.                                     186,904
                                                                     ----------

               BROADCAST (0.4%)
       2,550*  Fox Entertainment Group Inc Class A Shares                70,737
                                                                     ----------

               CAPITAL GOODS (0.7%)
       1,700   Deere & Co.                                              109,735
                                                                     ----------

               CONGLOMERATE (0.5%)
       2,100   Tyco International Ltd                                    64,386
                                                                     ----------

               CONSUMER CYCLICALS (9.2%)
       2,400   Black & Decker Corp.                                     185,856
       2,400   Eastman Kodak Co.                                         77,328
       5,500   Ford Motor Co                                             77,275
       2,000   General Motors Corp.                                      84,960
       8,900   Goodyear Tire & Rubber Co.                                95,586
       5,500   Home Depot, Inc.                                         215,600
      10,350*  Time Warner Inc                                          167,049
       4,850   Wal-Mart Stores Inc                                      258,020
       2,850   Whirlpoll Corp.                                          171,257
                                                                     ----------
                                                                      1,332,931
                                                                     ----------

               CONSUMER NON-CYCLICALS (5.4%)
       3,275   Altria Group Inc                                         154,056
      17,300   Archer-Daniels Midland Co.                               293,754

               WPG QUANTITATIVE EQUITY FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER
 OF SHARES                                                              VALUE
------------                                                         ----------
       2,600   Procter & Gamble Co                                      140,712
      12,150   Tyson Foods, Inc.                                        194,643
                                                                     ----------
                                                                        783,165
                                                                     ----------

               CONSUMER SERVICES (1.3%)
       2,750*  Republic Services Inc. Cl-A                               81,840
       3,100*  Viacom Inc                                               104,036
                                                                     ----------
                                                                        185,876
                                                                     ----------

               ELECTRONICS (0.6%)
      13,050*  Sanmina-SCI Corp                                          92,003
                                                                     ----------

               ELECTRONICS-SEMICONDUCTORS (3.1%)
       3,750*  Fairchild Semiconductor International                     53,137
      12,450   Intel Corp.                                              249,747
      10,000*  MEMC Electronic Materials                                 84,800
       2,400   Texas Instruments, Inc.                                   51,072
                                                                     ----------
                                                                        438,756
                                                                     ----------

               ENERGY (5.2%)
      10,850   Exxon Mobil Corp.                                        524,380
       2,300   Occidental Petroleum Corp                                128,639
       1,250   Valero Energy Corp                                       100,263
                                                                     ----------
                                                                        753,282
                                                                     ----------

               ENTERTAINMENT (1.0%)
       8,750*  Caesar's Entertainment Inc                               146,125
                                                                     ----------

               FINANCE (12.6%)
       4,600*  American International Group Inc.                        312,754
       1,900   Capital One Financial Corp                               140,410
       1,600   CIT Group Inc                                             59,824
       3,750   Citigroup Inc                                            165,450
       4,150   Countrywide Financial Corporation                        163,469
       1,350   Fannie Mae                                                85,590
       2,350   Freddie Mac                                              153,314
       9,650   J P Morgan Chase & Co                                    383,395
       1,150   Merrill Lynch & Co., Inc.                                 57,178
       2,000   Prudential Financial, Inc.                                94,080
       5,250*  Washington Mutual, Inc.                                  205,170
                                                                     ----------
                                                                      1,820,634
                                                                     ----------

               FOOD (2.0%)
       6,700   McDonald's Corp.                                         187,801
       4,150   Sara Lee Corp.                                            94,869
                                                                     ----------
                                                                        282,670
                                                                     ----------

               WPG QUANTITATIVE EQUITY FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER
 OF SHARES                                                              VALUE
------------                                                         ----------
               HEALTH CARE (9.3%)
       2,900   AmerisourceBergen Corp                                   155,759
       2,750   Invitrogen Corp                                          151,222
       7,250   Johnson & Johnson                                        408,393
       5,300   Merck & Co Inc                                           174,900
      10,500   Pfizer Inc                                               321,300
       1,300*  Wellpoint Health Networks                                136,617
                                                                     ----------
                                                                      1,348,191
                                                                     ----------

               HOME BUILDING (1.0%)
       2,250   Pulte Homes, Inc.                                        138,082
                                                                     ----------

               INDUSTRIAL (2.6%)
      11,300   General Electric Co                                      379,454
                                                                     ----------

               INSURANCE (3.0%)
       2,850   Allstate Corp                                            136,770
       2,300   Everest Re                                               170,959
       2,150   Torchmark Corp.                                          114,337
                                                                     ----------
                                                                        422,066
                                                                     ----------

               MEDICAL PRODUCTS (3.4%)
       1,400*  Amgen, Inc.                                               79,352
       4,875   Becton Dickinson & Co.                                   252,038
       2,150*  United Healthcare Corp.                                  158,541
                                                                     ----------
                                                                        489,931
                                                                     ----------

               OIL & GAS (2.1%)
       1,100   Anadarko Petroleum Corp.                                  72,996
       2,700   Chevron Corporation                                      144,828
       1,100   Conocophillips                                            91,135
                                                                     ----------
                                                                        308,959
                                                                     ----------

               REAL ESTATE (0.6%)
       2,850   Equity Residential                                        88,350
                                                                     ----------

               RETAIL (2.0%)
       1,900*  Best Buy Co., Inc.                                       103,056
         800*  EBAY Inc                                                  73,552
       4,950*  Limited Brands, Inc                                      110,335
                                                                     ----------
                                                                        286,943
                                                                     ----------

               TECHNOLOGY (11.5%)
       2,700*  Checkfree Corp                                            74,709
       8,850*  Cisco Systems Inc                                        160,185
       3,850*  Computer Sciences Corp.                                  181,335
       1,250   Danaher Corp.                                             64,100
       4,750*  Dell Inc                                                 169,100
       3,950   Hewlett Packard Co.                                       74,063

               WPG QUANTITATIVE EQUITY FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER
 OF SHARES                                                              VALUE
------------                                                         ----------
       4,000   International Business Machines                          342,960
      13,850*  Microsoft Corp                                           382,952
      10,700*  Oracle Corp                                              120,696
       6,350*  Xerox Corp                                                89,408
                                                                     ----------
                                                                      1,659,508
                                                                     ----------

               TELECOMMUNICATIONS (2.2%)
       2,300   Alltel Corp.                                             126,293
       1,700   Centurytel Inc                                            58,208
      14,750   Tellabs, Inc.                                            135,553
                                                                     ----------
                                                                        320,054
                                                                     ----------

               TRANSPORTATION (2.5%)
       6,850   Norfolk Southern Corp.                                   203,719
       2,450   Ryder Systems, Inc.                                      115,248
         500   United Parcel Service-Cl B                                37,960
                                                                     ----------
                                                                        356,927
                                                                     ----------

               UTILITIES (2.8%)
       3,150   Constellation Energy Corp                                125,496
       5,950*  P G & E Corp                                             180,880
       1,900   TXU Corp                                                  91,048
                                                                     ----------
                                                                        397,424
                                                                     ----------

               WIRELESS COMMUNICATIONS (2.4%)
       8,700   Verizon Communications                                   342,606
                                                                     ----------

               DEPOSITORY RECEIPTS (1.1%)
       1,400   Standard & Poor's Depositary Receipts                    156,464
                                                                     ----------

               TOTAL INVESTMENTS (100.0%) (COST $12,655,984)         14,443,777
               NET OTHER ASSETS (0.0%)                                   (6,170)
                                                                     ----------
               TOTAL NET ASSETS (100.0%)                             14,437,607
                                                                     ==========

               * Non-income producing securities.

               WPG TAX FREE MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               ALABAMA (1.5%)
               Mobile Spring Hill College Educational
               Building Authority
   1,100,000   1.7% Due 9/1/2024 (A)                                  1,100,000

               CALIFORNIA (1.9%)
               Hemet California Multi-Family Housing Revenue
               Sunwest Retirement-A
   1,400,000   1.68% Due 1/1/2025 (A)                                 1,400,000

               COLORADO (2.1%)
               Colorado Springs Colorado Revenue Goodwill
               Industries
     705,000   1.85% Due 2/1/2007 (A)                                   705,000

               Denver Colorado City and County Multi-Family
               Housing Revenue Ogden Residences
     400,000   1.72% Due 12/1/2009 (A)                                  400,000

               Thornton Multifamily Re
     500,000   1.53% Due 4/1/2010 (A)                                   500,000

               FLORIDA (7.6%)
               Collier County Educational
   3,000,000   1.51% Due 4/1/2028 (A)                                 3,000,000

               Pasco County Health Facility Authority
               Multifamily Housing Arms Magnolia Valley
   2,685,000   1.78% Due 12/1/2007 (A)                                2,685,000

               GEORGIA (10.1%)
               Bibb County Georgia Development Authority
               (Baptist Village Inc)
     900,000   1.69% Due 8/1/2018 (A)                                   900,000

               Clayton County Georgia Housing Authority
               Multifamily Housing Rivers Edge Development
     100,000   1.69% Due 8/1/2006 (A)                                   100,000

               Dalton Georgia Utilities Revenue
               Merlots-Series A02
   2,015,000   1.74% Due 1/1/2012 (A)                                 2,015,000

               Macon-Bibb County Hospital Authority Revenue
   2,800,000   1.69% Due 7/1/2028 (A)                                 2,800,000

               WPG TAX FREE MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               Marietta Housing Authority Multifamily Housing
     450,000   1.68% Due 2/1/2026 (A)                                   450,000

               Thomasville Hospital Authority
   1,300,000   1.69% Due 11/1/2023 (A)                                1,300,000

               IDAHO (0.1%)
               Idaho Health Facilities Authority St Luke
               Medical Center 95
     100,000   1.72% Due 5/1/2022 (A)                                   100,000

               ILLINOIS (9.6%)
               Central Lake County Action Water Agency
               (First Union Merlots Trust Receipts)
   2,095,000   1.74% Due 5/1/2020 (A)                                 2,095,000

               Illinois Development Finance Authority
               Revenue North Shore Country Day
     600,000   1.7% Due 7/1/2033 (A)                                    600,000

               Illinois Development Finance Authority
               Revenue - Casa Central Padres Project
   1,340,000   1.85% Due 8/1/2026 (A)                                 1,340,000

               Illinois Development Finance Authority
               Revenue Bonds (Little City Foundation)
     845,000   1.7% Due 2/1/2019 (A)                                    845,000

               Village Of Troy Grove Illinois (Unimin Corp.)
   2,300,000   2.81% Due 5/1/2010 (A)                                 2,300,000

               INDIANA (4.7%)
               Crawfordsville Indiana Multifamily
               Housing - Autumn Woods Phase Ii - A
     995,000   1.8% Due 1/1/2032 (A)                                    995,000

               Indiana Health Facilities Finance
               Authority Revenue Bonds - Series. 2000
     400,000   1.67% Due 1/1/2020 (A)                                   400,000

               Indiana Health Facility Financing
               Authority Revenue Bethesda Living Center
               Series B
   1,220,000   1.72% Due 8/1/2031 (A)                                 1,220,000

               WPG TAX FREE MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               Indianapolis Indiana Economic Development
               (Joint & Clutch Series 1984)
   1,000,000   2.23% Due 12/1/2014 (A)                                1,000,000

               IOWA (2.9%)
               Iowa Finance Authority Health Care Facilities
               Revenue
       5,000   1.77% Due 11/1/2032 (A)                                    5,000

               Iowa Finance Authority
     200,000   1.77% Due 7/1/2031 (A)                                   200,000

               Iowa Higher Education Loan Authority Revenue
     500,000   1.77% Due 10/1/2024 (A)                                  500,000

               Iowa Higher Education Loan Authority
               Revenue Maharishi University Of Management
   1,400,000   1.85% Due 10/1/2030 (A)                                1,400,000

               KANSAS (2.7%)
               Salina Kansas Revenue-Salina Central Mall Ltd
   2,000,000   1.9% Due 12/1/2014 (A)                                 2,000,000

               KENTUCKY (1.7%)
               Elva - New Harmony - Oak Level Kentucky
               Fire Protection District
     430,000   1.8% Due 12/1/2031 (A)                                   430,000

               Harvey Brewers Fire Protection District
               Kentucky Lease Revenue Program Series C2
     390,000   1.8% Due 12/1/2031                                       390,000

               Muhlenberg County Kentucky Airport District
               Area Development Financial Trust
     415,000   1.8% Due 12/1/2031 (A)                                   415,000

               LOUISIANA (2.1%)
               Louisiana Public Facilities Authority Revenue
               St. Martins Episcopal School
   1,600,000   1.85% Due 9/1/2019 (A)                                 1,600,000

               MARYLAND (2.5%)
               Howard County Maryland Revenue Owen Brown
               Joint Venture Facility
   1,900,000   1.45% Due 5/1/2011 (A)                                 1,900,000

               WPG TAX FREE MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               MASSACHUSETTS (2.2%)
               Massachusetts State Development Finance Agency
   1,400,000   1.68% Due 5/1/2032 (A)                                 1,400,000

               Massachusetts State Health
     200,000   1.68% Due 11/1/2026 (A)                                  200,000

               MICHIGAN (8.6%)
               Birmingham Michigan Economic Development
               Corporation (Brown Street Project 83)
     840,000   1.95% Due 12/1/2018 (A)                                  840,000

               Farmington Hills Hospital Financing
               Authority Botsford General Hospital Ser B
   1,000,000   1.77% Due 2/15/2016 (A)                                1,000,000

               Lansing Michigan Economic Development Corp
               (Atrium Office Building)
   1,620,000   1.9% Due 5/1/2015 (A)                                  1,620,000

               Michigan State Job Development Authority
               Revenue (Kentwood Residence)
     600,000   1.38% Due 11/1/2014 (A)                                  600,000

               Oakland County Michigan Economic Development
               Corporation (Corners Shopping Center)
   2,385,000   1.4% Due 8/1/2015 (A)                                  2,385,155

               Sterling Heights Michigan Economic Development
               Corp Sterling Shopping Center
       5,000   1.7% Due 12/1/2010 (A)                                     5,000

               MINNESOTA (1.2%)
               Arden Hills Minnesota Health & Housing Revenue
               Presbyterian Homes Inc
     200,000   1.77% Due 9/1/2029 (A)                                   200,000

               Mankato Minnesota Revenue - Bethany Lutheran
               College - Series B
     700,000   1.77% Due 11/1/2015 (A)                                  700,000

               WPG TAX FREE MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               MISSOURI (2.3%)
               Clayton Industrial Development Authority
               Industrial Development Revenue Refunding
               Bailey Court Project
     500,000   1.85% Due 1/1/2009 (A)                                   500,000

               Kansas City Missouri Industrial Development
               Authority Revenue Multi Family Housing -
               Springs Apartment
     100,000   1.85% Due 9/1/2025 (A)                                   100,000

               Missouri Health And Education Facility
               Authority Revenue Bonds
     100,000   1.72% Due 11/1/2032 (A)                                  100,000

               Missouri Health And Education Facility
               Authority Revenue Bonds
     190,000   1.77% Due 10/1/2009 (A)                                  190,000

               St. Charles County Industrial Development
               Authority Revenue Sun River Village
     900,000   1.8% Due 12/1/2027 (A)                                   900,000

               NEW YORK (1.7%)
               Herkimer County New York Industrial Development
               Authority Civic Facilities Revenue Templeton
               Foundation Project
   1,300,000   1.75% Due 12/1/2014 (A)                                1,300,000

               NORTH CAROLINA (1.0%)
               North Carolina Medical Care Community Health
               Care Facility Lutheran Services For Aging
     780,000   1.69% Due 3/1/2028 (A)                                   780,000

               WPG TAX FREE MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               OHIO (0.9%))
               Ohio State Higher Ed - Kenyon College
     700,000   1.75% Due 11/1/2035 (A)                                  700,000

               OKLAHOMA (0.4%)
               Tulsa Oklahoma Authority Revenue  Tulsa County
               Housing Fund Inc.
     300,000   1.25% Due 10/1/2032 (A)                                  300,000

               PENNSYLVANIA (0.3%)
               Allegheny County Pennsylvania Higher Education
               Building Authority -- Thiel College - B
     200,000   1.7% Due 11/15/2029 (A)                                  200,000

               TENNESSEE (2.7%)
               Franklin County Tennessee Health & Ed
   1,500,000   1.4% Due 9/1/2010 (A)                                  1,500,000

               Metropolitan Government of Nashville & Davidson
               County Tennessee Health & Education Board
               Revenue - Franklin Road Academy
     535,000   1.69% Due 7/1/2021 (A)                                   535,000

               TEXAS (7.7%)
               Houston Utilities System Revenue
   1,720,000   1.74% Due 5/15/2027 (A)                                1,720,000

               Houston Texas Water & Sewer System
               Revenue-Merlots-Series A16
   1,500,000   1.74% Due 12/1/2032 (A)                                1,500,000

               Lubbock Texas Educational Facilities Authority
               Revenue
   2,500,000   1.78% Due 5/1/2029 (A)                                 2,500,000

               VERMONT (2.0%)
               Vermont Educational & Health Buildings
               Financing Agency Revenues
     253,000   1.76% Due 8/1/2005 (A)                                   253,000

               Vermont Educational and Health Buildings
               Finance Agency Hospital Revenue Bonds
               Northeastern Vermont Regional Hospital
     760,000   1.7% Due 10/1/2025 (A)                                   760,000

               Vermont Industrial Development Authority
               Hydroelectric Revenue Bond Central Vermont
               Public Services Corp
     545,000   1.35% Due 12/1/2013 (A)                                  545,000

               WPG TAX FREE MONEY MARKET FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

 PAR VALUE                                                              VALUE
------------                                                         ----------
               WASHINGTON (3.8%)
               Washington State Housing Finance Commission
               Non Profit Revenue
     300,000   1.75% Due 8/1/2019 (A)                                   300,000

               Washington State Housing Finance
               Commission - Panorama City Project Series 1997
     800,000   1.78% Due 1/1/2027 (A)                                   800,000

               Washington State Housing Finance Commission
               Non-Profit Housing Revenue YMCA Greater
               Seattle
     200,000   1.72% Due 7/1/2011 (A)                                   200,000

               Washington State Series A11
   1,525,000   1.74% Due 6/1/2017 (A)                                 1,525,000

               WEST VIRGINIA (0.9%)
               Putnam County West Virginia Industrial
               Development Revenue FMC Corp Project
     700,000   1.35% Due 10/1/2011 (A)                                  700,000

               WISCONSIN (2.4%)
               Wisconsin State Health & Educational Facilities
               Authority Revenue Oakwood Series B
     800,000   1.75% Due 8/15/2030 (A)                                  800,000

               Wisconsin State Health & Educational Faculties
               Authority Revenue Meriter Hospital Inc Project
   1,000,000   1.77% Due 12/1/2032 (A)                                1,000,000

               MULTI STATE (7.9%)
               GAF Tax Exempt Bond Grantor Trust Series A
   5,300,000   2.05% Due 4/1/2008 (B)                                 5,300,000

               Greystone Municipal Lease Certificates
               Series A
     300,000   1.68% Due 7/1/2005 (C)                                   300,000

               Greystone Tax Exempt Certificate Trust 1
               Series Certificates Of Beneficial Ownership
     300,000   1.81% Due 5/1/2028 (D)                                   300,000
                                                                     ----------
               TOTAL INVESTMENTS (COST = $71,648,155)                71,648,155

               OTHER NET ASSETS                                       2,949,637
                                                                     ----------
               TOTAL NET ASSTS                                       74,597,792
                                                                     ==========

(A) Interest rate subject to change approximately every 1 to 397 days Principal payable on demand at periodic intervals at the fund's option.
(B)   IN - 36%, TN- 64%
(C)   CA - 9.1%, CT - 0.2%, FL - 7.3%, GA - 1.9%, IL - 0.6%, IN - 8.8%, KY -
      4.2%, MA - 1.3%, ME - 8.6%, MI - 9.6%, MN - 0.7%, NH - 2.6%, NJ - 22.6%,
      NY - 7.3%, OH - 1.8%OK - 0.4%, PA - 2.0%, SC -6.3%, TX - 4.7%
(D)   AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%, TN - 34.0%, VA - 16.0%


               WPG TAX FREE MONEY MARKET FUND
               INDUSTRY CONCENTRATIONS

  % OF NET
   ASSETS                                                              VALUE
------------                                                        -----------
       18.0%   Industrial Revenue Bond.............................  13,455,155
       16.1%   Education...........................................  12,000,000
        9.8%   Water/Sewer/Utilities...............................   7,330,000
        9.2%   Multi-Family Housing................................   6,830,000
        8.8%   Not-for-Profit......................................   6,573,000
        8.7%   Health Care.........................................   6,480,000
        7.9%   Asset Backed........................................   5,900,000
        7.6%   Cash Equivalents....................................   5,695,000
        5.5%   Nursing Home........................................   4,080,000
        2.0%   General Obligations.................................   1,525,000
        1.1%   Local General Obligations...........................     805,000
        0.7%   Investor Owned Utility..............................     545,000
        0.6%   Annual Appropriation................................     430,000
------------                                                        -----------
       96.0%   Total Investments...................................  71,648,155
               Liabilities in Excess of Other
        4.0%   Assets..............................................   2,949,637
------------                                                        -----------
      100.0%   Total Net Assets.................................... $74,597,792
============                                                        ===========

WPG CORE BOND FUND
QUARTERLY HOLDING REPORT (UNAUDITED)


               WPG CORE BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                         ----------
               LONG-TERM SECURITIES
               ASSET BACKED SECURITIES 7.9%
               CREDIT CARDS 3.8%
               Bank One Issuance Credit Trust Series 2002-94
               Class A4
     300,000   2.940% Due 6/16/08                                       301,259
               Citibank Credit Card Issuance Trust Series
               2003-A3 Class 3
   1,750,000   3.100% Due 3/10/10                                     1,730,765
               Citibank Credit Card Issuance Trust Series
               2003-A6 Class 6
   1,000,000   2.900% Due 5/17/10                                       976,719
               Citibank Credit Card Issuance Trust Series
               2003-A7 Class A7
   1,000,000   4/150% Due 7/17/17                                       947,031
               Fleet Credit Card Master Trust II Series 2002-C
               Class A
     500,000   2.750% Due 4/15/08                                       501,225
               MBNA Master Credit Card Trust Series 2000-I
               Class fA
     620,000   6.900% Due 1/15/08                                       643,903
               MBNA Credit Card Trust Series 1995-C Class A
   1,100,000   6.450% Due 2/15/08                                     1,131,493
                                                                     ----------
                                                                      6,232,395
                                                                     ----------

               FINANCE 4.1%
               BMW Vehicle Owner Trust Series 2003-A Class A4
     500,000   2.530% Due 2/25/08                                       497,670
                                                                     ----------
               TOTAL ASSET BACKED SECURITIES
                 (Cost $6,842,239).................................   6,730,065
                                                                     ----------

               CORPORATE DEBENTURES 16.5%
               BANKING 6.8%
               ANZ Banking Group Limited
     800,000   5.360% Due 12/29/49 (B) (D)                              806,346
               BankAmerica
   1,625,000   5.875% Due 2/15/09                                     1,759,298
               BankAmerica
     400,000   5.250% Due 12/1/15                                       413,896
               Credit Suisse First Boston
   1,625,000   3.875% Due 1/15/09                                     1,623,888
               Credit Suisse First Boston
     515,000   6.125% Due 11/15/11                                      561,085
               Credit Suisse First Boston USA Inc
     875,000   4.700% Due 6/01/09                                       900,185
               HBOS Treasury Services Plc 144A
     600,000   5.375% Due 11/1/49 (B)                                   609,273
               HSBC Bank USA
   1,250,000   3.880% Due 9/15/09                                     1,246,108
               JP Morgan Chase
     130,000   3.800% Due 10/2/09                                       129,037

               WPG CORE BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                         ----------
               JP Morgan Chase
     465,000   7.000% 11/15/09                                          528,071
               JP Morgan Chase
     575,000   4.500% Due 11/15/10                                      581,686
               JP Morgan Chase
     135,000   5.750% Due 1/2/13                                        143,744
               JP Morgan Chase
     780,000   5.130% Due 9/15/14                                       783,587
               RBS Capital Trust I
   1,350,000   5.510% Due 9/29/49 (B) (D)                             1,368,927
                                                                     ----------
                                                                     11,455,133
                                                                     ----------

               BROADCAST MEDIA & CABLE 0.4%
               AOL Time Warner
     615,000   7.625% Due 4/15/31                                       707,864
                                                                     ----------

               BROKERAGE 0.5%
               Goldman Sachs
     800,000   6.345% Due 2/15/34                                       799,777
                                                                     ----------

               CAPITAL GOODS 0.7%
               Boeing
     125,000   4.750% Due 8/25/08                                       130,329
               Hutchison Whampoa
   1,000,000   7.450% Due 11/24/33 (B)                                1,037,305
                                                                     ----------
                                                                      1,167,634
                                                                     ----------

               COMMUNICATIONS 1.4%
               America Movil SA
     360,000   5.500% Due 3/01/14 (B)                                   347,934
               France Telecom
     750,000   9.250% Due 3/1/31 (E)                                    994,390
               Sprint Capital Corp
     765,000   8.750% Due 3/15/32                                       970,931
                                                                     ----------
                                                                      2,313,255
                                                                     ----------

               CONSUMER CYCLICALS 1.6%
               Ford Motor Co.
     910,000   7.450% Due 7/16/31                                       892,282
               General Motors Corp.
     285,000   7.200% Due 1/15/11                                       301,835
               General Motors Corp.
     525,000   8.375% Due 7/15/33                                       558,266
               Pulte Homes
   1,000,000   6.375% Due 5/15/33                                       983,146
                                                                     ----------
                                                                      2,735,529
                                                                     ----------

               CONSUMER NON-CYCLICALS 0.1%
               Diageo Capital PLC
      95,000   3.375% Due 3/20/08                                        94,659
                                                                     ----------

               ELECTRIC UTILITIES 1.8%
               Enterprise Products
     750,000   6.875% Due 3/1/33                                        771,354
               PSEG Power
     550,000   8.625% Due 4/15/31                                       704,307
               Tenaga Nasional
     650,000   7.500% Due 11/1/25 (B)                                   730,343
               Transalta Corp
     850,000   5.750% Due 12/15/13                                      877,158
                                                                     ----------
                                                                      3,083,162
                                                                     ----------

               ENERGY 0.1%
               Pemex Project Funding Master Trust Series
     175,000   7.375% Due 12/15/14                                      190,750
                                                                     ----------

               FINANCE 2.6%
               Countrywide Credit
     125,000   2.875% Due 2/15/07                                       123,644
               Ford Motor Credit Company
      30,000   7.375% Due 2/1/11                                         32,625
               General Electric Capital Corp. Series
     500,000   4.750% Due 9/15/14                                       496,659
               GMAC
     285,000   6.875% Due 8/28/12                                       296,147
               Glencore Funding LLC
     600,000   6.000% Due 4/15/14 (B)                                   581,909
               International Lease Finance Corp.
   2,050,000   4.750% Due 7/1/09                                      2,107,173
               Northern Rock PLC
     535,000   5.600% Due 4/30/49 (B)                                   548,155
                                                                     ----------
                                                                      4,186,312
                                                                     ----------

               INSURANCE 0.5%
               OneAmerica Financial Partners
     850,000   7.000% Due 10/15/33 (B)                                  872,478
                                                                     ----------

               TOTAL CORPORATE DEBENTURES 16.5%
                 (Cost $27,093,240)................................  26,734,075
                                                                     ----------

               WPG CORE BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                         ----------
               U.S. GOVERNMENT OBLIGATIONS
               U.S. TREASURY BONDS 3.9%
   6,120,000   5.375% Due 2/15/31                                     6,556,050
                                                                     ----------

               U.S. TREASURY NOTES 34.4%
  14,685,000   2.000% Due 11/30/04                                   14,693,033
   2,645,000   1.875% Due 1/31/06                                     2,629,294
  10,290,000*  2.375% Due 8/15/06                                    10,257,041
   3,415,000   2.250% Due 2/15/07                                     3,378,582
   2,450,000   2.625% Due 5/15/08                                     2,414,112
   2,975,000*  3.375% Due 12/15/08                                    2,993,710
   6,745,000*  3.875% Due 5/15/09                                     6,908,883
   5,400,000*  4.000% Due 6/15/09                                     5,557,361
     395,000   5.000% Due 2/15/11                                       424,671
   2,905,000   4.000% Due 11/15/12                                    2,919,073
   5,330,000*  4.250% Due 8/15/14                                     5,385,800
                                                                     ----------
                                                                     57,561,560
                                                                     ----------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (Cost $63,885,227)................................  64,117,610
                                                                     ----------

               MORTGAGE PASS THROUGH SECURITIES 30.4%
               FANNIE MAE 24.9%
     125,268   9.000% Due 11/1/10                                       135,839
     768,348   6.500% Due 12/1/14                                       813,870
   3,990,000   5.000% Due 10/1/17                                     4,052,344
   7,805,000   4.500% Due 10/1/18                                     7,775,731
   3,500,000   5.500% Due 10/16/18                                    3,615,937
     162,885   7.500% Due 2/1/31                                        174,436
   5,845,000   5.500% Due 10/1/33                                     5,921,716
   9,020,000   5.000% Due 10/31/33                                    8,924,163
   4,915,000   6.000% Due 10/1/33                                     5,082,415
   5,102,414   5.500% Due 7/1/34                                      5,176,312
                                                                     ----------
                                                                     41,672,763
                                                                     ----------

               FREDDIE MAC 2.1%
   3,350,000   5.500% Due 9/1/19                                      3,464,109
                                                                     ----------

               GINNIE MAE 1.2%
     199,609   7.500% Due 9/15/07                                       214,705
     517,996   8.000% Due 9/15/17-12/15/17                              565,335
   1,189,970   6.500% Due 2/15/24-10/15/24                            1,256,457
                                                                     ----------
                                                                      2,036,497
                                                                     ----------

               CMBS 2.1%
               Commerical Mortgage Asset Trust 1999-C2
               Class A2
     325,000   7.550% Due 11/17/32                                      372,421
               First Union Bank Of America Series 2001-C1
               Class A2
     660,000   6.136% Due 3/15/33                                       723,762

               WPG CORE BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                         ----------
               First Union-Lehman Brothers-Bank Of America
               Series 1998-C2 Class A2
     655,000   6.560% Due 11/18/35                                      711,788
               GE Capital Commercial Mortgage Corporation
               Series 2002-1A Class A3
   1,240,000   6.269% Due 12/10/35                                    1,374,441
               Mortgage Capital Funding Inc. Serires 1998-MC3
               Class A2
     490,000   6.340% Due 11/18/31                                      530,019
                                                                     ----------
                                                                      3,712,431
                                                                     ----------
               TOTAL MORTGAGE PASS THROUGH SECURITIES 30.4%
                 (Cost $50,469,867)................................  50,885,800
                                                                     ----------

               GOVERNMENT AGENCIES 10.8%
               FANNIE MAE 5.8%
     520,000   2.250% Due 5/17/06 (D)                                   516,702
   1,455,000   2.125% Due 6/5/06                                      1,442,982
   2,235,000   5.250% Due 6/15/06 (D)                                 2,330,408
   1,700,000   3.250% Due 8/15/08                                     1,685,769
     225,000   4.375% Due 9/15/12                                       224,564
   3,430,000   4.375% Due 3/15/13                                     3,411,105
     110,000   4.625% Due 5/1/13                                        109,023
                                                                     ----------
                                                                      9,720,553
                                                                     ----------

               FEDERAL HOME LOAN BANKS (FHLB) 1.5%
   1,340,000   2.500% Due 3/15/06                                     1,338,166
   1,110,000   1.875% Due 6/15/06                                     1,095,495
                                                                     ----------
                                                                      2,433,661
                                                                     ----------

               FREDDIE MAC 3.5%
     320,000   2.850% Due 2/23/07 (D)                                   319,247
   1,330,000   3.500% Due 4/1/08 (D)                                  1,323,692
   1,800,000   3.290% Due 6/16/09 (D)                                 1,745,287
   1,760,000   4.250% Due 7/15/09                                     1,800,339
     635,000   4.125% Due 9/1/09 (D)                                    634,006
                                                                     ----------
                                                                      5,822,571
                                                                     ----------
               TOTAL GOVERNMENT AGENCIES 10.8%
                 (Cost $17,848,323)................................  17,976,785
                                                                     ----------

               SHORT-TERM SECURITIES
               ASSET BACKED SECURITIES
               CREDIT CARDS 4.1%
               American Express Master Trust Series 2003-3
               Class A
     330,000   1.260% Due 11/15/07 (A)                                  330,276
               American Express Master Trust Series 2000-5
               Class A
     340,000   1.240% Due 4/15/08 (A)                                   340,447
               American Express Master Trust Series 2001-7
               Class A
     305,000   1.220% Due 2/16/09 (A)                                   305,589

               WPG CORE BOND FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

  PAR VALUE                                                            VALUE
------------                                                        -----------
               Bank One Issuance Trust Series 2003-A2 Class A2
     595,000   1.150% Due 10/15/08 (A)                                  595,390
               Chase Manhattan Credit Card Trust Series
               2001-5A Class A
   2,410,000   1.200% Due 2/15/07 (A)                                 2,410,019
               Citibank Credit Card Master Trust Series
               2002-A5 Class A
     450,000   1.560% Due 9/17/07 (A)                                   450,172
               Citibank Credit Card Master Trust Series
               2002-A5 Class A
   1,200,000   1.650% Due 10/15/09 (A)                                1,200,501
               First USA Credit Card Master Trust Series
               1998-4 Class A
     210,000   1.720% Due 3/18/08                                       210,199
               First USA Credit Card Master Trust Series
               2001-3 Class A
     590,000   1.740% Due 11/19/08 (A)                                  591,203
               MBNA Master Credit Card Trust Series 2002
               Class A12
     415,000   1.820% Due 4/15/08 (A)                                   415,267
                                                                    -----------
                                                                      6,849,063
                                                                    -----------

               FINANCE 4.6%
               Student Loan Marketing Association Series
               2002-4 Class A2
     336,041   1.550% Due 12/15/09 (A)                                  336,753
               Student Loan Marketing Association Series
               2002-4 Class A2
      23,625   1.360% Due 10/28/28 (A)                                   23,628
               William Street Funding Corp. Series 2003-1,
               Class A
     460,000   1.470% Due 4/23/06 (A) (B)                               460,511
                                                                    -----------
                                                                        820,892
                                                                    -----------
               TOTAL ASSET BACKED SECURITIES
                 (Cost $7,691,641)................................    7,669,955
                                                                    -----------

               GOVERNMENT AGENCY DISCOUNT NOTE
               FANNIE MAE 13.8%
                 (Cost $23,051,007)
  23,065,000   Zero Coupon Due 10/14/04                              23,051,007
                                                                    -----------

               REPURCHASE AGREEMENT 4.5%
                 (Cost $7487,000)
   7,487,000   Lehman Bros 1.720% Due 10/1/04                         7,487,000
                                                                    -----------

               TOTAL INVESTMENTS 122.9%
                 (Cost $204,337,906)..............................  205,524,777
               NET OTHER LIABILITIES -22.9%                         (38,268,471)
                                                                    -----------
               TOTAL NET ASSETS 100.0%                              167,256,306
                                                                    ===========

FOOTNOTES
---------
(A) Adjustable rate security. Rate stated is as of September 30, 2004. Principal payments on demand at periodic intervals.

(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

(C) When issued security.

(D) Callable Security.

(E) Step Up Net - Coupon moves inversely to changes in credit rating.

Item 2. CONTROLS AND PROCEDURES

(a)(i) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss, Peck & Greer Funds Trust


By:   /s/ Daniel Vandivort
      --------------------
      Daniel Vandivort
      Chairman (Principal Executive Officer)

Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Daniel Vandivort
      --------------------
      Daniel Vandivort
      Chairman (Principal Executive Officer)

Date: November 29, 2004


By:   /s/ William Kelly
      -----------------
      William Kelly
      Executive Vice President and Treasurer (Principal Financial Officer)

Date: November 29, 2004